Finance leases (Details) - Capital Lease Obligations [Member] - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Capital Leased Assets [Line Items]
Current portion of finance lease obligations	$ 8,593,230	$ 3,783,044
Current portion of deferred finance fees	(338,262)	(245,578)
Non-current portion of finance lease obligations	86,608,707	39,402,440
Non-current portion of deferred finance fees	(1,203,628)	(445,887)
Total finance lease obligations	93,660,047	42,494,019
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	$ 90,780,047	$ 39,614,019